Intangible Assets, Net - Intangible assets amortization expense for future years (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Intangible assets amortization expense
2019		¥ 621,079
2020		389,364
2021		156,243
2022		83,953
2023		55,638
Thereafter		113,158
Total	$ 206,448	¥ 1,419,435	¥ 426,292